CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.2	₪ 0.2
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	54,737,267	54,592,667
Ordinary shares, shares outstanding	54,737,267	54,592,667